LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
LOAN RECEIVABLE

7.	LOAN RECEIVABLE
In conjunction with the closing of the acquisition of two industrial properties in Avon, United States, on March 30, 2023 (note 3), the loan receivable made to the developer of the properties with an outstanding balance of $76.8 million (US$56.4 million) was repaid. As at December 31, 2022, the loan balance was $69.2 million (US$51.1 million).